Dividends-Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended								12 Months Ended
	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]	Feb. 22, 2024
Dividends Payable [Line Items]
Dividends paid to preferred shareholders		$ 8.0	$ 10.0	$ 10.0	$ 10.0	$ 13.0	$ 14.0	$ 13.0	$ 8.0		$ 43.0		$ 27.0
Series B Preferred Stock
Dividends Payable [Line Items]
Stock redeemed during period (in shares)	500,000
Preferred stock, redemption price (in dollars per share)															$ 1,000
Preferred stock, redemption amount															$ 508.0

[1]	See Note 14 – Dividends for further discussion.